Business segment information (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net Total Sales	$ 15,590	$ 13,096	$ 9,992
Net Total Sales, percent	100.00%	100.00%	100.00%
Total [Member]
Net Total Sales	$ 5,638	$ 5,125	$ 6,963
Net Total Sales, percent	36.00%	38.00%	69.00%
Scales | Customer A [Member]
Net Total Sales	$ 3,633	$ 3,573	$ 3,715
Net Total Sales, percent	23.00%	27.00%	37.00%
Scales | Customer C [Member]
Net Total Sales	$ 1,386	$ 1,239	$ 1,225
Net Total Sales, percent	9.00%	9.00%	12.00%
Scales & Pet Electronics Products | Customer B [Member]
Net Total Sales	$ 619	$ 313	$ 1,027
Net Total Sales, percent	4.00%	2.00%	10.00%
Rental and Management | Customer E [Member]
Net Total Sales	$ 0	$ 0	$ 996
Net Total Sales, percent	0.00%	0.00%	10.00%